Debt (Details 2)	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument, Basis Spread on Variable Rate		3.25%
Level One [Member]
Line of Credit Facility, Commitment Fee Percentage	0.50%
Level One [Member] | Base Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	3.00%
Level One [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	4.00%
Level Two [Member]
Line of Credit Facility, Commitment Fee Percentage	0.50%
Level Two [Member] | Base Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	2.75%
Level Two [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	3.75%
Level Three [Member]
Line of Credit Facility, Commitment Fee Percentage	0.50%
Level Three [Member] | Base Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Level Three [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	3.50%
Level Four [Member]
Line of Credit Facility, Commitment Fee Percentage	0.50%
Level Four [Member] | Base Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Level Four [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	3.25%